Offerings - Offering: 1	Feb. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value EUR0.01 per share
Amount Registered | shares	1,467,021
Proposed Maximum Offering Price per Unit	0.68
Maximum Aggregate Offering Price	$ 997,575.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138.00
Offering Note	This Registration Statement on Form S-8 (this “Registration Statement”) covers ordinary shares, nominal value €0.01per share (“Ordinary Shares”), of Mainz Biomed N.V. (the “Company””) (i) authorized for issuance under the Company’s 2025 Omnibus Incentive Plan (the “Plan”) and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional Ordinary Shares that may become issuable under the Plan by reason of any stock dividend, stock split or other similar transaction.

Amount of Registration Fee estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, solely for the purpose of computing the registration fee, based on the average of the high and low prices reported for a share of Common Stock on the New York Stock Exchange on February 17, 2026 (rounded up to the nearest cent).